Related Parties - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
RRD
Related Party Transaction [Line Items]
Related party, trade receivables	$ 62	$ 0
Related party, trade payables	56	0
Related party, non-trade receivables	10
Donnelley Financial Solutions
Related Party Transaction [Line Items]
Related party, trade receivables	3	0
Related party, trade payables	1	0
RRD’s subsidiaries. and Donnelley Financial Solutions
Related Party Transaction [Line Items]
Net revenues from related party sales	103	64	$ 63
RRD
Related Party Transaction [Line Items]
Freight, logistics and premedia services purchased	$ 208	$ 216	$ 244